Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		0 Months Ended					0 Months Ended					12 Months Ended
	Jan. 31, 2014 Asset-backed Revolving Credit Facility [Member] LIBOR [Member]	Jul. 31, 2013 Credit Agreement [Member]	Apr. 15, 2014 Subsequent Event [Member] Asset-backed Revolving Credit Facility [Member]	Apr. 15, 2014 Subsequent Event [Member] Asset-backed Revolving Credit Facility [Member] Commissions and other expenses [Member]	Apr. 15, 2014 Subsequent Event [Member] Asset-backed Revolving Credit Facility [Member] Cash collateralized for outstanding letters of credit [Member]	Apr. 15, 2014 Subsequent Event [Member] Asset-backed Revolving Credit Facility [Member] Paid to terminate Credit Agreement [Member]	Apr. 15, 2014 Subsequent Event [Member] Asset-backed Revolving Credit Facility [Member] Maximum [Member]	Apr. 15, 2014 Subsequent Event [Member] Asset-backed Revolving Credit Facility [Member] LIBOR [Member] Minimum [Member]	Apr. 15, 2014 Subsequent Event [Member] Asset-backed Revolving Credit Facility [Member] LIBOR [Member] Maximum [Member]	Apr. 15, 2014 Subsequent Event [Member] Asset-backed Revolving Credit Facility [Member] Letter of Credit [Member]	Apr. 15, 2014 Subsequent Event [Member] Asset-backed Revolving Credit Facility [Member] Swingline Borrowings [Member]	Apr. 15, 2014 Subsequent Event [Member] Credit Agreement [Member]	Jan. 31, 2014 Mauritania [Member]
Subsequent Event [Line Items]
Balance maintained in a foreign bank account													$ 1.6
Amount seized from account balance as assumed tax liability													1.2
Tax assessment													1.4
Payment to obtain relief													0.2
Proposal period to remit additional funds													2 years
Term of revolving credit facility			5 years
Maximum borrowing capacity		300.0	135.0							75.0	15.0	150.0
Percent added to reference rate in effect from time to time to set the interest rate	1.00%							2.75%	3.25%
Additional borrowing capacity			65.0				65.0
Initial borrowing base			131.0
Initially borrowed to pay fees			$ 39.0	$ 4.0	$ 32.6	$ 1.5						$ 1.5